SHAREHOLDERS EQUITY (DEFICIT) - Schedule of Exercise Price Range, Options (FY) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding, Shares (in shares)	2,289,159	2,369,169	2,507,618	613,463	2,478,020
Options Outstanding, Life (in years)	8 years 6 months	8 years 9 months 18 days	9 years 4 months 24 days	9 years 7 months 6 days
Options Exercisable (in shares)	1,924,903	2,232,117
Exercise Price $0.12
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price (USD per share)		$ 0.12
Options Outstanding, Shares (in shares)		160,856
Options Outstanding, Life (in years)		7 years 7 months 6 days
Exercise Price $0.14
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price (USD per share)		$ 0.14
Options Outstanding, Shares (in shares)		1,594,962
Options Outstanding, Life (in years)		8 years 9 months 18 days
Exercise Price $0.16
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price (USD per share)		$ 0.16
Options Outstanding, Shares (in shares)		235,042
Options Outstanding, Life (in years)		8 years 6 months
Exercise Price $7.21
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price (USD per share)		$ 7.21
Options Outstanding, Shares (in shares)		76,453
Options Outstanding, Life (in years)		9 years 3 months 18 days
Exercise Price $8.40
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price (USD per share)		$ 8.4
Options Outstanding, Shares (in shares)		101,778
Options Outstanding, Life (in years)		9 years 10 months 24 days
Exercise Price $8.52
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price (USD per share)		$ 8.52
Options Outstanding, Shares (in shares)		200,078
Options Outstanding, Life (in years)		9 years 10 months 24 days